Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 – ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2020 and 2019, accrued liabilities and other payables consisted of the following:

	December 31, 2020	December 31, 2019
Accrued professional service fees	$94,041	$219,574
Others	758	2,578
	$94,799	$222,152